Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Income Taxes
14. Income Taxes
In connection with the Business Combination, on May 13, 2024, the Company and Lionsgate entered into a tax matters agreement (the “Tax Matters Agreement”) that governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, certain indemnification rights with respect to tax matters, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes.
For periods prior to the Business Combination (including the period from April 1, 2024, through May 13, 2024), income taxes were calculated on a separate tax return basis. The separate tax return method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and standalone enterprise. The Company’s U.S. operations, and certain of its
non-U.S.
operations historically were included in the income tax returns of Lionsgate or its subsidiaries that may not be part of the
Company. Management believes the assumptions supporting the Company’s allocation and presentation of income taxes on a separate tax return basis to be reasonable.
For periods following the Business Combination (including the period from May 14, 2024, through June 30, 2024), income taxes were calculated by applying an estimated effective income tax rate to the Company’s ordinary income (loss), adjusted for the income tax effects of items that related discretely to the period, if any.
The Company’s income tax expense for the three months ended June 30, 2024 and 2023 differed from the U.S. federal statutory corporate income tax rate of
21
% multiplied by income (loss) before taxes due to the mix of earnings across the various jurisdictions in which operations are conducted, changes in valuation allowances against deferred tax assets, certain minimum income and foreign withholding taxes, charges for interest on uncertain tax benefits, and benefits from the releases of reserves for uncertain tax benefits due to the
close of audits or expirations of statutes of limitations.

14. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
United States	$(143.8)	$(33.5)	$20.4
International	71.1	38.9	(9.2)

	$(72.7)	$5.4	$11.2

The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Current provision:
Federal	$20.4	$3.2	$5.7
States	5.6	(0.5)	3.2
International	12.6	10.0	7.2

Total current provision	38.6	$12.7	$16.1

Deferred provision:
Federal	(3.4)	0.4	0.9
States	0.3	(0.1)	0.3
International	(1.3)	1.3	—
Total deferred provision	(4.4)	1.6	1.2

Total provision for income taxes	$34.2	$14.3	$17.3

The Company’s income tax provision differs from the federal statutory rate multiplied by pre-tax
income (loss) due to the mix of the Company’s
pre-tax
income (loss) generated across the various jurisdictions in which it operates, changes in the valuation allowance against deferred tax assets, and certain minimum taxes and foreign withholding taxes.

The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(15.3)	$1.1	$2.4
Foreign operations subject to different income tax rates	6.8	5.0	7.1
State income tax	5.9	(0.6)	3.5
Remeasurements of originating deferred tax assets and liabilities	4.7	(4.7)	(9.2)
Permanent differences	0.1	2.1	—
Nondeductible share-based compensation	1.2	1.8	(2.7)
Nondeductible officers compensation	7.7	9.8	5.1
Non-controlling interest in partnerships	18.6	1.8	3.7
Foreign derived intangible income	(2.4)	(1.4)	—
Other	2.7	1.7	1.5
Changes in valuation allowance	4.2	(2.3)	5.9

Total provision for income taxes	$34.2	$14.3	$17.3

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$241.9	$94.1
Foreign tax credits	—	7.2
Intangible assets	9.5	—
Accrued compensation	42.9	50.7
Operating leases- liabilities	83.5	24.4
Other assets	50.7	14.5
Reserves	21.1	8.0
Interest	68.0	21.8

Total deferred tax assets	517.6	220.7
Valuation allowance	(341.6)	(152.2)

Deferred tax assets, net of valuation allowance	176.0	68.5
Deferred tax liabilities:
Intangible assets	—	(8.0)
Investment in film and television programs	(56.9)	(3.6)
Unrealized gains on derivative contracts	(32.9)	(33.5)
Operating leases - assets	(78.2)	(21.9)
Other	(21.7)	(19.6)

Total deferred tax liabilities	(189.7)	(86.6)

Net deferred tax liabilities	$(13.7)	$(18.1)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. and foreign net operating loss carryforwards and U.S. foreign tax credit carryforwards as sufficient uncertainty exists regarding the future realization of these assets.

As computed on a separate return basis, with the combined historical results of the Studio Business presented on a managed basis as discussed in Note 1, at March 31, 2024, the Company had state net operating loss carryforwards of approximately of approximately $251.6 million, which would expire in varying amounts beginning in 2025, Canada net operating loss carryforwards of approximately $359.6 million which expire in varying amounts beginning in 2036, Spain net operating loss carryforwards of approximately $96.1 million which expire in varying amounts beginning in 2036, and U.K. net operating loss carryforwards of approximately $95.1 million with no expiration. However, under the managed basis of presentation of the Studio Business, the combined historical results exclude certain deductions and other items and therefore, for purposes of these combined financial statements, these items are not reflected in the calculations of net operating loss carryforwards of the Studio Business.
The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2024, 2023 and 2022:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021	$0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	0.4
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2022	1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	$5.3

The Company records interest and penalties on
unrecognized
tax benefits as part of its income tax provision. For the years ended March 31, 2024, 2023 and 2022, the Company recognized insignificant amounts of net interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits as of March 31, 2024 that, if recognized, would benefit the Company’s tax provision are $0.4 million. The Company estimates the liability for unrecognized tax benefits may decrease by approximately $1.5 million in the next twelve months.
The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where net operating loss carryforwards were generated and carried forward and make adjustments up to the amount of the net operating loss carryforwards. Currently, audits are occurring in various U.S. federal, state and local tax jurisdictions for tax years ended in 2018 through 2020. Lionsgate is currently under examination by the Canadian tax authority for the years ended March 31, 2018 through March 31, 2019.

Starz Business of Lions Gate Entertainment Corp
Income Taxes
9. Income Taxes
For purposes of the condensed combined financial statements, income taxes have been calculated as if the Starz Business files income tax returns on a standalone basis. The Starz Business’s U.S. operations and certain of its
non-U.S.
operations historically have been included in the income tax returns of Lionsgate or its subsidiaries that may not be part of the Starz Business. The Starz Business believes the assumptions supporting its allocation and presentation of income taxes on a separate return basis are reasonable. However, the Starz Business’s tax results, as presented in the condensed combined financial statements, may not be reflective of the results that the Starz Business expects to generate in the future.
The income tax provision for the three months ended June 30, 2024 and 2023 is calculated by estimating the Starz Business’s annual effective tax rate (estimated annual tax provision divided by estimated annual income before income taxes), and then applying the effective tax rate to income (loss) before income taxes for the period, plus or minus the tax effects of items that relate discretely to the period, if any.
The Starz Business’s income tax provision differs from the federal statutory rate multiplied by pre-tax
income (loss) due to the mix of the Starz Business’s
pre-tax
income (loss) generated across the various jurisdictions in which the Starz Business operates, changes in the valuation allowance against the Starz Business’s deferred tax assets, and certain minimum taxes and foreign withholding taxes. The Starz Business’s income tax provision for the three months ended June 30, 2024 and 2023 was also impacted by charges for interest and the change in uncertain tax benefits due to the expiration of statutory limitations and additional settlements with tax authorities.
The Starz Business’s income tax provision can be affected by many factors, including the overall level of pre-tax
income, the mix of
pre-tax
income generated across the various jurisdictions in which the Starz Business operates, changes in tax laws and regulations in those jurisdictions, changes in uncertain tax positions, changes in valuation allowances on its deferred tax assets, tax planning strategies available to the Starz Business, and other discrete items.

12. Income Taxes
The components of pretax income (loss) from continuing operations, net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
United States	$(925.9)	$(1,344.8)	$(8.7)
International	(7.6)	(9.4)	(14.2)

	$(933.5)	$(1,354.2)	$(22.9)

The Starz Business’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2024	2023	2022
Current provision (benefit):	(Amounts in millions)
Federal	$(69.6)	$5.8	$4.0
States	0.1	0.4	4.9
International	1.1	0.6	—

Total current provision (benefit)	$(68.4)	$6.8	$8.9

Deferred provision (benefit):
Federal	$(45.4)	$(22.5)	$(2.7)
States	(15.1)	(2.6)	0.9
International	—	—	—

Total deferred provision (benefit)	(60.5)	(25.1)	(1.8)

Total (benefit) provision for income taxes	$(128.9)	$(18.3)	$7.1

In addition, included in net earnings (loss) from discontinued operations was an income tax benefit of $24.2 million in fiscal year ended March 31, 2024 (2023- $100.3 million, 2022- $37.3 million).
The Starz Business’s income tax provision differs from the U.S. federal statutory rate multiplied by pre-tax
income (loss) due to the tax effects of goodwill and intangible asset impairments, state income taxes, and changes in the valuation allowance against its deferred tax assets. The income tax provision for fiscal years ended March 31, 2024, 2023 and 2022 was also impacted by charges for interest, and the change in uncertain tax benefits due to the expiration of statutes of limitations and additional settlements with tax authorities.
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision (benefit) are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Income taxes computed at U.S. federal statutory rate	$(196.0)	$(284.4)	$(4.8)
Foreign operations subject to different income tax rates	1.1	0.3	(0.9)
State income tax	(15.0)	(2.2)	5.7
Remeasurements of originating deferred tax assets and liabilities	47.6	(0.4)	(1.0)
Permanent differences	0.1	(0.3)	1.6
Excess tax benefit on share-based compensation	—	—	(0.6)
Income tax effects of goodwill and intangible asset impairments	64.5	196.5	—
Uncertain tax benefits	(70.3)	5.0	3.2
Other	—	0.8	—
Changes in valuation allowance	39.1	66.4	3.9

Total provision (benefit) for income taxes	$(128.9)	$(18.3)	$7.1

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$207.6	$188.2
Foreign tax credits	8.3	6.4
Programming content	92.8	68.5
Accrued compensation	11.7	11.3
Operating leases - liabilities	15.5	17.2
Other assets	7.7	9.3
Fixed assets	4.5	0.9
Reserves	1.8	1.3
Interest	23.4	13.3

Total deferred tax assets	373.3	316.4
Valuation allowance	(141.3)	(92.2)

Deferred tax assets, net of valuation allowance	232.0	224.2
Deferred tax liabilities:
Intangible assets	(229.2)	(304.7)
Operating leases - assets	(10.7)	(12.6)
Other	(3.1)	(4.1)

Total deferred tax liabilities	$(243.0)	$(321.4)

Net deferred tax liabilities	$(11.0)	$(97.2)

The Starz Business has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. and foreign net operating loss carryforwards (“NOLs”) and U.S. federal foreign tax credit carryforwards as sufficient uncertainty exists regarding the future realization of these assets.
As computed on a separate return basis, with the combined historical results of the Starz Business presented on a managed basis as discussed in Note 1, at March 31, 2024, the Starz Business had U.S. federal NOLs of approximately
$323.0 million, of which approximately $157.8 million would be subject to expiration in 2038, and the remainder would carry forward indefinitely. Additionally, at March 31, 2024, the Starz Business had state NOLs of approximately $307.0 million, which would expire in varying amounts beginning in 2027, and foreign NOLs in various jurisdictions, including Canada, India, and Luxembourg of
$
56.2
 million, $
22.4
 million, and $
403.6
 million, respectively, which would expire in varying amounts beginning in 2030. The Starz Business also had U.S. federal credit carryforwards related to foreign taxes paid of $
8.3

million that would expire beginning in 2027. However, under the managed basis of presentation of the Starz Business, the combined historical results exclude certain income, deductions and other items and therefore, for purposes of these combined financial statements, these items are not reflected in the calculations of net operating loss and tax credit carryforwards of the Starz Business. As a result, the actual net operating loss and tax credit carryforwards of the Starz Business after the Transactions may differ (i.e., be lower in U.S. and Canada, and higher in Luxembourg) than those otherwise stated above.

The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2024, 2023 and 2022:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021	$67.4
Increases related to current year tax position	—
Increases related to prior year tax positions	2.6
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.9)

Gross unrecognized tax benefits at March 31, 2022	69.1
Increases related to current year tax position	—
Increases related to prior year tax positions	0.2
Decreases related to prior year tax positions	—
Settlements	(4.3)
Lapse in statute of limitations	(0.4)

Gross unrecognized tax benefits at March 31, 2023	64.6
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	(60.7)
Lapse in statute of limitations	(0.8)

Gross unrecognized tax benefits at March 31, 2024	$3.1

The Starz Business records interest and penalties on unrecognized tax benefits as part of its income tax provision (benefit). For the years ended March 31, 2024, 2023 and 2022, the Starz Business recognized as a charge or (benefit) to the tax provision (benefit) net interest and penalties related to uncertain tax positions of $(9.1) million, $5.3 million and $5.8 million, respectively. The liability for accrued interest amounted to $4.2 million and $16.5 million as of March 31, 2024 and 2023, respectively. The total amount of unrecognized tax benefits as of March 31, 2024 that, if recognized, would benefit the Starz Business’s tax provision are $5.8 million. The Starz Business estimates that it is reasonably possible that the liability for unrecognized tax benefits will decrease in the next twelve months by $7.3 million as a result of projected audit settlements in certain jurisdictions.
The Starz Business is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward and make adjustments up to the
amount of the NOLs. Currently, audits are occurring in various state and local tax jurisdictions for tax years ended in
2012 through 2020
. Additionally, positions taken by Lionsgate in certain amended filings are subject to current review. Lionsgate is currently under examination by the Canadian tax authority for the years ended March 31, 2018 through March 31, 2021.